Consolidated Balance Sheets (Parenthetical) (Restated, USD $)	Dec. 31, 2013	Dec. 31, 2012
Restated
Stockholders' Equity (Deficit):
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	15,000,000	15,000,000
Preferred stock shares issued	199	200
Preferred stock shares outstanding	199	200
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	48,700,929	42,970,441
Common stock shares outstanding	48,700,929	42,970,441